Related-party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Provision of services, operating activities	€ 1,200	€ 231	€ 187
Borrowings	98,806	57,834
Key management personnel compensation	3,588	2,809	4,755
Vital Meat SAS
Disclosure of transactions between related parties [line items]
Provision of services, transfer of assets	1,000
CIR
Disclosure of transactions between related parties [line items]
Borrowings	4,400	4,700
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables				80.00%
Borrowings				€ 1,400
Borrowings, commitment fee				0.50%
Borrowings, adjustment to interest rate basis				1.70%
Interest expense on borrowings	8
CIR | BPI France | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				0.00%
Supervisory Board
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 400	€ 300	€ 200